Profit Share (Schedule Of Profit Share Earned And Accrued) (Details) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2019
Profit Share [Abstract]
Profit share earned	$ 2,066	$ 4,373
Reversal of profit share	(50,837)
Profit share accrued	56,770	56,770
Total profit share	$ 7,999	$ 61,143